                                THE VALIANT FUND


                               Semi-Annual Report
                                FEBRUARY 28, 2003

THE VALIANT FUND
Semi-Annual Report - February 28, 2003

Table of Contents



                                                                             PAGE
                                                                             ----
U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                              1
Statement of Assets and Liabilities                                            2
Statement of Operations                                                        2
Statements of Changes in Net Assets                                            3
Financial Highlights                                                           4

GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                              6
Statement of Assets and Liabilities                                            9
Statement of Operations                                                        9
Statements of Changes in Net Assets                                           10
Financial Highlights                                                          11

TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                             13
Statement of Assets and Liabilities                                           16
Statement of Operations                                                       16
Statements of Changes in Net Assets                                           17
Financial Highlights                                                          18

U.S. TREASURY INCOME PORTFOLIO
Statement of Assets and Liabilities                                           19
Statement of Changes in Net Assets                                            20
Financial Highlights                                                          21

Notes to Financial Statements                                                 22

VALIANT U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2003 (unaudited)

                                                                                 MATURITY        PRINCIPAL      AMORTIZED
                                                                       RATE        DATE            AMOUNT          COST
                                                                       ----      --------        ---------      ---------
U.S. TREASURY OBLIGATIONS - 53.7%
U.S. TREASURY BILLS - 31.7%                                                       3/6/03     $ 175,000,000    $ 174,971,684
                                                                                                              -------------


U.S. TREASURY NOTES - 22.0%
                                                                       5.50%     5/31/03        15,000,000       15,111,131
                                                                       3.88      7/31/03        40,000,000       40,379,803
                                                                       5.75      8/15/03        15,000,000       15,268,814
                                                                       2.75      9/30/03        20,000,000       20,112,671
                                                                       4.25     11/15/03        15,000,000       15,258,949
                                                                       3.00      1/31/04        15,000,000       15,229,468
                                                                                                              -------------
                                                                                                                121,360,836
                                                                                                              -------------
TOTAL U.S. TREASURY OBLIGATIONS
  (AMORTIZED COST $296,332,520)                                                                                 296,332,520
                                                                                                              -------------

REPURCHASE AGREEMENTS - 46.3%
Bank of America, Inc., 1.34%, due 3/3/03, with a
maturity value of $80,008,933 (Collateralized by
various GNMA bonds)                                                                             80,000,000       80,000,000

J.P. Morgan Chase & Co., 1.35%, due 3/3/03, with a
maturity value of $55,706,266 (Collateralized by
various GNMA bonds)                                                                             55,700,000       55,700,000

Salomon Smith Barney Holdings, Inc., 1.34%, due 3/3/03,
with a maturity value of $60,006,700 (Collateralized by
various GNMA bond)                                                                              60,000,000       60,000,000

UBS Paine Webber, 1.35, due 3/3/03, with a
maturity value of $60,006,750 (Collateralized by
various GNMA bonds)                                                                             60,000,000       60,000,000
                                                                                                              -------------

TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $255,700,000)                                                       255,700,000
                                                                                                              -------------

TOTAL INVESTMENTS (AMORTIZED COST $552,032,520) (A) - 99.9%                                                     552,032,520
Other assets less liabilities - 0.1%                                                                                301,031
                                                                                                              -------------
TOTAL NET ASSETS - 100%                                                                                       $ 552,333,551
                                                                                                              =============

-----------------

(a) Cost and value for federal income tax and financial reporting purposes are the same.

GNMA - Government National Mortgage Association


                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

Statement of Assets and Liabilities
FEBRUARY 28, 2003 (UNAUDITED)

ASSETS:

Investments, at value                                                                   $ 296,332,520
Repurchase agreements                                                                     255,700,000
                                                                                        -------------
    Total investments                                                                     552,032,520
Cash                                                                                           57,404
Receivables:
    Interest                                                                                  825,719
                                                                                        -------------
      TOTAL ASSETS                                                                        552,915,643

LIABILITIES:
Payables:
    Dividends                                                $     298,979
Accrued expenses and other liabilities:
    Investment manager                                              84,782
    Distribution and shareholder servicing                         198,331
                                                             -------------
      TOTAL LIABILITIES                                                                       582,092
                                                                                        -------------
NET ASSETS                                                                              $ 552,333,551
                                                                                        =============

COMPOSITION OF NET ASSETS:
Capital                                                                                 $ 552,539,130
Undistributed net investment income                                                            47,615
Accumulated net realized loss from
     investment transactions                                                                 (253,194)
                                                                                        -------------
NET ASSETS                                                                              $ 552,333,551
                                                                                        =============

Class A Shares
    Net assets                                                                          $   7,477,028
    Shares outstanding                                                                      7,478,482
    Net Asset Value, Offering Price and
       Redemption Price per share                                                       $        1.00
                                                                                        =============

Class B Shares
    Net assets                                                                          $ 155,784,736
    Shares outstanding                                                                    155,842,246
    Net Asset Value, Offering Price and
       Redemption Price per share                                                       $        1.00
                                                                                        =============

Class D Shares
    Net assets                                                                          $ 325,078,459
    Shares outstanding                                                                    325,197,614
    Net Asset Value, Offering Price and
       Redemption Price per share                                                       $        1.00
                                                                                        =============

Class E Shares
    Net assets                                                                          $  63,993,328
    Shares outstanding                                                                     64,020,793
    Net Asset Value, Offering Price and
       Redemption Price per share                                                       $        1.00
                                                                                        =============


Statement of Operations
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                                                $   4,389,806
                                                                                        -------------
    TOTAL INVESTMENT INCOME                                                                 4,389,806

EXPENSES:
Investment manager                                           $     562,633
Distribution and shareholder servicing:
    Class A Shares                                                  12,419
    Class B Shares                                                 223,736
    Class D Shares                                                 824,643
    Class E Shares                                                 391,319
                                                             -------------
    Total expenses before contractual
       fee reimbursements                                                                   2,014,750
    Contractual fee waivers and
       expense reimbursements                                                                 (76,344)
                                                                                        -------------
    NET EXPENSES                                                                            1,938,406
                                                                                        -------------
NET INVESTMENT INCOME                                                                       2,451,400
                                                                                        -------------
NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                                          $   2,451,400
                                                                                        =============


                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

Statements of Changes in Net Assets

                                                                                  FOR THE
                                                                             SIX MONTHS ENDED         FOR THE
                                                                             FEBRUARY 28, 2003       YEAR ENDED
                                                                                (UNAUDITED)       AUGUST 31, 2002
                                                                             -----------------    ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income                                                       $   2,451,400      $   8,354,452
    Net realized gain from investment transactions                                         --             64,680
                                                                                -------------      -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                2,451,400          8,419,132
                                                                                -------------      -------------

DIVIDENDS:
    Net investment income:
      Class A Shares                                                                  (48,035)           (87,546)
      Class B Shares                                                                 (707,541)        (1,973,684)
      Class D Shares                                                               (1,406,866)        (4,865,173)
      Class E Shares                                                                 (288,958)        (1,432,401)
                                                                                -------------      -------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                                    (2,451,400)        (8,358,804)
                                                                                -------------      -------------
DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                                  (32,325,114)      (103,478,612)
                                                                                -------------      -------------
NET DECREASE IN NET ASSETS                                                        (32,325,114)      (103,418,284)

NET ASSETS:
    Beginning of period                                                           584,658,665        688,076,949
                                                                                -------------      -------------
    End of period (including undistributed net investment income of $47,615
       at February 28, 2003 and August 31, 2002)                                $ 552,333,551      $ 584,658,665
                                                                                =============      =============


                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO


Financial Highlights, Class A Shares

                                                     FOR THE
                                                SIX MONTHS ENDED
                                                FEBRUARY 28, 2003                 FOR THE YEARS ENDED AUGUST 31,
                                                                    ------------------------------------------------------
                                                  (UNAUDITED)          2002          2001           2000           1999
                                                   ----------       ----------    ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD               $     1.00       $     1.00    $     1.00     $     1.00     $     1.00
                                                   ----------       ----------    ----------     ----------     ----------
INVESTMENT ACTIVITIES
     Net investment income                               0.01             0.02          0.05           0.06           0.05
     Net realized gain (loss) from
       investment transactions                           0.00             0.00*        (0.00)*        (0.00)*        (0.00)*
                                                   ----------       ----------    ----------     ----------     ----------
     Total from investment activities                    0.01             0.02          0.05           0.06           0.05
                                                   ----------       ----------    ----------     ----------     ----------
DIVIDENDS
     Net investment income                              (0.01)           (0.02)        (0.05)         (0.06)         (0.05)
                                                   ----------       ----------    ----------     ----------     ----------
     Total dividends                                    (0.01)           (0.02)        (0.05)         (0.06)         (0.05)
                                                   ----------       ----------    ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                     $     1.00       $     1.00    $     1.00     $     1.00     $     1.00
                                                   ==========       ==========    ==========     ==========     ==========
TOTAL RETURN                                             1.59% (a)        2.05%         5.30%          5.66%          4.77%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                  $    7,477       $    7,260    $   10,355     $   15,725     $   15,088
Ratio of expenses to average net
   assets, before fee waivers
   and/or expense reimbursements                      0.55% (b)         0.55%         0.55%          0.55%          0.55%
Ratio of expenses to average net assets                 0.20% (b)         0.20%         0.20%          0.20%          0.20%
Ratio of net investment income to
  average net assets                                    1.35% (b)         2.12%         5.13%          5.55%          4.69%


Financial Highlights, Class B Shares

                                                     FOR THE
                                                SIX MONTHS ENDED
                                                FEBRUARY 28, 2003                    FOR THE YEARS ENDED AUGUST 31,
                                                                     ----------------------------------------------------------
                                                   (UNAUDITED)          2002            2001            2000           1999
                                                   -----------       -----------     -----------     -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD               $      1.00       $      1.00     $      1.00     $      1.00    $      1.00
                                                   -----------       -----------     -----------     -----------    -----------
INVESTMENT ACTIVITIES
     Net investment income                                0.01              0.02            0.05            0.05           0.04
     Net realized gain (loss) from
        investment transactions                           0.00              0.00*          (0.00)*         (0.00)*        (0.00)*
                                                   -----------       -----------     -----------     -----------    -----------
     Total from investment activities                     0.01              0.02            0.05            0.05           0.04
                                                   -----------       -----------     -----------     -----------    -----------
DIVIDENDS
     Net investment income                               (0.01)            (0.02)          (0.05)          (0.05)         (0.04)
                                                   -----------       -----------     -----------     -----------    -----------
     Total dividends                                     (0.01)            (0.02)          (0.05)          (0.05)         (0.04)
                                                   -----------       -----------     -----------     -----------    -----------
NET ASSET VALUE, END OF PERIOD                     $      1.00       $      1.00     $      1.00     $      1.00    $      1.00
                                                   ===========       ===========     ===========     ===========    ===========
TOTAL RETURN                                              1.34% (a)         1.80%           5.04%           5.39%          4.51%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                  $   155,785       $   146,246     $   117,213     $    41,893    $    64,266
Ratio of expenses to average net assets,
   before fee waivers
   and/or expense reimbursements                          0.55% (b)         0.55%           0.55%           0.55%          0.55%
Ratio of expenses to average net assets                   0.45% (b)         0.45%           0.45%           0.45%          0.45%
Ratio of net investment income to
  average net assets                                      1.11% (b)         1.77%           4.44%           5.20%          4.42%



*    Less than $0.005 per share.

(a)  Not Annualized.

(b)  Annualized.


                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO


Financial Highlights, Class D Shares

                                                   FOR THE
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2003                   FOR THE YEARS ENDED AUGUST 31,
                                                                     -----------------------------------------------------------
                                                 (UNAUDITED)            2002            2001            2000            1999
                                                 -----------         -----------     -----------     -----------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD             $      1.00         $      1.00     $      1.00     $      1.00     $      1.00
                                                 -----------         -----------     -----------     -----------     -----------
INVESTMENT ACTIVITIES
     Net investment income                              0.00*               0.02            0.05            0.05            0.04
     Net realized gain (loss) from
       investment transactions                          0.00                0.00*          (0.00)*         (0.00)*         (0.00)*
                                                 -----------         -----------     -----------     -----------     -----------
     Total from investment activities                   0.00                0.02            0.05            0.05            0.04
                                                 -----------         -----------     -----------     -----------     -----------
DIVIDENDS
     Net investment income                             (0.00)*             (0.02)          (0.05)          (0.05)          (0.04)
                                                 -----------         -----------     -----------     -----------     -----------
     Total dividends                                   (0.00)              (0.02)          (0.05)          (0.05)          (0.04)
                                                 -----------         -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                   $      1.00         $      1.00     $      1.00     $      1.00     $      1.00
                                                 ===========         ===========     ===========     ===========     ===========
TOTAL RETURN                                            1.08% (a)           1.54%           4.77%           5.13%           4.25%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                $   325,078         $   325,896     $   339,659     $   269,929     $   204,713
Ratio of expenses to average net assets                 0.70% (b)           0.70%           0.70%           0.70%           0.70%
Ratio of net investment income to
  average net assets                                    0.85% (b)           1.54%           4.55%           5.04%           4.16%


Financial Highlights, Class E Shares


                                                   FOR THE
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2003            FOR THE YEARS ENDED AUGUST 31,         FOR THE PERIOD
                                                                  ------------------------------------------     APRIL 6, 1999 TO
                                                 (UNAUDITED)          2002            2001            2000       AUGUST 31, 1999 (c)
                                                 -----------      -----------     -----------     -----------    -------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $      1.00      $      1.00     $      1.00     $      1.00     $      1.00
                                                 -----------      -----------     -----------     -----------     -----------
INVESTMENT ACTIVITIES
     Net investment income                              0.00*            0.01            0.04            0.05            0.02
     Net realized gain (loss) from investment
        transactions                                    0.00             0.00*          (0.00)*         (0.00)*         (0.00)*
                                                 -----------      -----------     -----------     -----------     -----------
     Total from investment activities                   0.00             0.01            0.04            0.05            0.02
                                                 -----------      -----------     -----------     -----------     -----------
DIVIDENDS
     Net investment income                             (0.00)*          (0.01)          (0.04)          (0.05)          (0.02)
                                                 -----------      -----------     -----------     -----------     -----------
     Total dividends                                   (0.00)           (0.01)          (0.04)          (0.05)          (0.02)
                                                 -----------      -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                   $      1.00      $      1.00     $      1.00     $      1.00     $      1.00
                                                 ===========      ===========     ===========     ===========     ===========
TOTAL RETURN                                            0.78% (a)        1.24%           4.46%           4.82%           1.54% (a)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                $    63,994      $   105,257     $   220,850     $   141,693     $    13,086
Ratio of expenses to average net assets                 1.00%(b)         1.00%           1.00%           1.00%           0.99% (b)
Ratio of net investment income to
   average net assets                                   0.59%(b)         1.32%           4.19%           5.31%           3.81% (b)


*    Less than $0.005 per share.

(a)  Not Annualized.

(b)  Annualized.

(c)  Commencement of operations.


                       See notes to financial statements.

VALIANT GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2003 (unaudited)


                                                                                MATURITY       PRINCIPAL          AMORTIZED
                                                                    RATE          DATE          AMOUNT               COST
                                                                    ----        --------       ---------          ---------
COMMERCIAL PAPER - 52.7%
ASSET BACKED SECURITIES - 13.8%
Lexington Parker Capital                                            1.29%         4/25/03      $25,000,000      $   24,951,875
Lexington Parker Capital                                            1.30          4/15/03       10,000,000          9,983,750
Long Lane Master Trust IV, Series A                                 1.28          3/27/03        5,000,000          4,995,378
Long Lane Master Trust IV, Series A                                 1.28          3/31/03       12,000,000         11,987,200
Long Lane Master Trust IV, Series A                                 1.29          4/30/03        5,000,000          4,989,250
Market Street Funding Corp.                                         1.28          3/17/03       20,000,000         19,988,622
Special Purpose Accounts Receivable                                 1.26          3/11/03       10,000,000          9,996,500
Special Purpose Accounts Receivable                                 1.31          3/21/03       10,000,000          9,992,778
                                                                                                                --------------
                                                                                                                   96,885,353
                                                                                                                --------------
BANKING - 5.0%
Banco Continental de Panama SA                                      1.38           3/3/03       10,000,000          9,999,233
Banco Rio de La Plata SA                                            2.28           3/6/03       10,000,000          9,996,875
Banco Rio de La Plata SA                                            1.91          5/28/03       15,000,000         14,931,067
                                                                                                                --------------
                                                                                                                   34,927,175
                                                                                                                --------------
BROKER / DEALERS - 4.3%
Goldman Sachs Group, Inc.                                           1.36           8/6/03       30,000,000         30,000,000
                                                                                                                --------------

CONTAINERS & PLASTIC - 2.1%
Florens Containers                                                  1.27          4/24/03       15,000,000         14,971,425
                                                                                                                --------------

EDUCATION - 1.4%
Johns Hopkins University                                            1.35           4/4/03       10,000,000         10,000,000
                                                                                                                --------------

FINANCIAL SERVICES - 8.5%
Alliance & Leicester Plc                                            1.75          4/17/03       20,000,000         19,954,828
General Electric Capital Corp.                                      1.67          4/29/03       15,000,000         14,958,208
General Electric Capital Corp.                                      1.71          4/29/03       10,000,000          9,972,958
General Electric Capital Corp.                                      1.26          8/11/03       15,000,000         14,914,425
                                                                                                                --------------
                                                                                                                   59,800,419
                                                                                                                --------------

SPECIAL PURPOSE ENTITY - 17.6%
California PCFA (Shell Oil)                                         1.34           3/3/03       10,000,000         10,000,000
CSN Overseas                                                        1.82          4/16/03       15,000,000         14,965,500
CSN Overseas                                                        1.27          4/17/03       10,000,000          9,983,419
Fcar Owner Trust                                                    1.28          7/16/03       20,000,000         19,902,578
NATC California LLC                                                 1.28          4/21/03       29,000,000         28,947,413
Private Export Funding                                              1.27          6/12/03       20,000,000         19,927,328
Variable Funding Capital Corp.                                      1.26           4/9/03       20,000,000         19,972,700
                                                                                                                --------------
                                                                                                                  123,698,938
                                                                                                                --------------

TOTAL COMMERCIAL PAPER (AMORTIZED COST $370,283,310)                                                              370,283,310
                                                                                                                --------------

CORPORATE OBLIGATIONS - 20.3%
BANKING - 10.2%
Bank of America                                                     2.50          4/30/03       14,000,000         14,000,000
Credit Suisse First Boston*                                         1.31          4/21/03       12,500,000         12,499,516
Rabobank Nederland NV                                               1.29          4/22/03       20,000,000         20,000,000
Sun Trust Bank, Inc.*                                               1.37           3/3/03       25,000,000         24,999,420
                                                                                                                --------------
                                                                                                                   71,498,936
                                                                                                                --------------
FINANCIAL SERVICES - 0.8%
Labelle Capital Funding LLC*                                        1.40           3/6/03        1,505,000          1,505,000
Wyoming Steel Investment *                                          1.42           3/6/03        4,010,000          4,010,000
                                                                                                                --------------
                                                                                                                    5,515,000
                                                                                                                --------------
FOOD - 0.2%
Jacksons Food Stores Inc.*                                          1.40           3/6/03        1,348,000          1,348,000
                                                                                                                --------------


                       See notes to financial statements.

VALIANT GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2003 (unaudited)

                                                                                MATURITY       PRINCIPAL          AMORTIZED
                                                                    RATE          DATE          AMOUNT               COST
                                                                    ----        --------       ---------          ---------
HEALTH SERVICES - 0.1%
Riverview Medical Office Building*                                  1.39%        3/6/03        $   900,000      $      900,000
                                                                                                                --------------

LEISURE - 0.6%
Commonwealth Country Club Ltd.*                                     1.65         3/6/03          3,480,000          3,480,000
Sandusky Yacht Club*                                                1.40         3/6/03          1,300,000          1,300,000
                                                                                                                --------------
..                                                                                                                   4,780,000
                                                                                                                --------------
REAL ESTATE - 3.4%
208 Associates LLC*                                                 1.40         3/6/03          1,045,000          1,045,000
Aztec Properties LLC*                                               1.42         3/6/03          2,435,000          2,435,000
Baird Properties LLC*                                               1.45         3/6/03          2,255,000          2,255,000
CMW Real Estate LLC*                                                1.50         3/6/03          2,395,000          2,395,000
El Dorado Enterprises of Miami FL*                                  1.44         3/6/03          2,000,000          2,000,000
El Dorado Enterprises of Miami FL*                                  1.39         3/6/03         11,175,000         11,175,000
G & J Properties II*                                                1.38         3/6/03          1,000,000          1,000,000
Ordeal Properties LLC*                                              1.40         3/6/03          1,685,000          1,685,000
                                                                                                                --------------
                                                                                                                   23,990,000
                                                                                                                --------------
SPECIAL PURPOSE ENTITY - 5.0%
Best One Tire & Service*                                            1.38         3/1/03          1,000,000          1,000,000
CEI Capital LLC*                                                    1.45         3/6/03          1,160,000          1,160,000
Clipper Receivables Corp.                                                        3/6/03         25,000,000         24,973,333
GCG Portage LLC                                                     1.45         3/6/03          1,330,000          1,330,000
North Country Capital LLC*                                          1.45         3/6/03          1,640,000          1,640,000
Taylor Steel, Inc.*                                                 1.40         2/1/23          2,500,000          2,500,000
Village Enterprises*                                                1.40         3/6/03          1,000,000          1,000,000
Wellington Green LLC*                                               1.40         3/6/03          1,090,000          1,090,000
                                                                                                                --------------
                                                                                                                   34,693,333
                                                                                                                --------------
TOTAL CORPORATE OBLIGATIONS (AMORTIZED COST $142,725,269)                                                         142,725,269
                                                                                                                --------------

CERTIFICATES OF DEPOSIT - 18.3%
Banking - 18.3%
Abbey National                                                      1.91       10/21/03         15,000,000         15,000,957
Harris Trust Bank of Chicago                                        1.32         3/1/04         28,000,000         27,998,604
National City Bank                                                  1.34        5/22/03         15,000,000         15,000,000
Rabobank Nederland                                                  2.62        5/16/03         10,000,000          9,999,794
Salomon Smith Barney                                                1.28        4/23/03         10,000,000         10,000,000
Toronto Dominion Bank NY                                            1.51       11/12/03         20,000,000         20,000,000
Wells Fargo                                                         1.28        3/14/03         30,000,000         29,999,996
                                                                                                                --------------

TOTAL CERTIFICATES OF DEPOSIT (AMORTIZED COST $127,999,351)                                                       127,999,351
                                                                                                                --------------

MUNICIPAL NOTES AND BONDS - 6.6%
ALABAMA - 2.8%
Auburn Taxable Revenue, Series B*                                   1.34         3/5/03          7,060,000          7,060,000
Meadow Brook*                                                       1.35         3/6/03         12,300,000         12,300,000
                                                                                                                --------------
                                                                                                                   19,360,000
                                                                                                                --------------
ILLINOIS - 0.7%
Upper Illinois River Valley Development Authority*                  1.40         3/6/03          4,595,000          4,595,000
                                                                                                                --------------

MICHIGAN - 0.3%
Michigan City Industrial Economic Development Revenue*              1.38         3/6/03          1,795,000          1,795,000
                                                                                                                --------------

MISSISSIPPI - 0.8%
State of Mississippi Taxable GO                                     1.64        12/1/03          5,000,000          5,000,159
                                                                                                                --------------

NEW YORK - 0.9%
Approach Partnership*                                               1.40         3/6/03          1,165,000          1,165,000
Cotswold Village Associates LLC*                                    1.35         3/6/03          5,000,000          5,000,000
                                                                                                                --------------
                                                                                                                    6,165,000
                                                                                                                --------------


                       See notes to financial statements.

Valiant General Money Market Portfolio
Schedule of Portfolio Investments
February 28, 2003 (unaudited)


                                                                                MATURITY       PRINCIPAL          AMORTIZED
                                                                    RATE          DATE          AMOUNT               COST
                                                                    ----        --------       ---------          ---------
OHIO - 0.2%
Hopkins Waterhouse LLC*                                              1.39%       3/6/03        $ 1,095,000     $    1,095,000
                                                                                                                --------------

PENNSYLVANIA - 0.1%
Allegheny County, Hospital Development
Authority*                                                          1.40         3/6/03          1,025,000          1,025,000
                                                                                                                --------------

TENNESSEE - 0.4%
Memphis Health Educational and Housing Facilities*                  1.35         3/6/03          1,000,000          1,000,000
Tennessee School Board Authority                                    1.32        5/21/03          2,100,000          2,100,000
                                                                                                                --------------
                                                                                                                    3,100,000
                                                                                                                --------------
WISCONSIN - 0.4%
Green Bay, Series C                                                 1.65        6/17/03          3,800,000          3,800,000
                                                                                                                --------------


TOTAL MUNICIPAL NOTES AND BONDS (AMORTIZED COST $45,935,159)                                                       45,935,159
                                                                                                                --------------


REPURCHASE AGREEMENTS - 2.2%
Bank of America, 1.34%, due 3/03/03
with a maturity value of $15,401,720
(Collateralized by various GNMA bonds)                                                          15,400,000         15,400,000
                                                                                                                --------------

TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $15,400,000)                                                           15,400,000
                                                                                                                --------------

Total Investments (Amortized Cost $702,343,089) (a) - 100.0%                                                      702,343,089
Other assets less liabilities - (0.1)%                                                                               (834,045)
                                                                                                                --------------
TOTAL NET ASSETS - 100%                                                                                         $ 701,509,044
                                                                                                                ==============


-----------------

* Variable rate investment. The rate shown represents the rate in effect at February 28, 2003. The maturity date shown reflects next rate change date.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

GNMA  - Government National Mortgage Association
LLC   - Limited Liability Corporation
SA    - South America


                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO


Statement of Assets and Liabilities
FEBRUARY 28, 2003 (UNAUDITED)

ASSETS:
Investments, at value                                                         $ 686,943,089
Repurchase agreements                                                            15,400,000
                                                                              -------------
    Total investments                                                           702,343,089
Cash                                                                                 39,750
Receivables:
    Interest                                                                      1,054,723
                                                                              -------------
       TOTAL ASSETS                                                             703,437,562

LIABILITIES:
Payables:
    Investments purchased                               $   1,000,000
    Dividends                                                 710,631
Accrued expenses and other liabilities:
    Investment manager                                        130,187
    Distribution and shareholder servicing                     87,700
                                                        -------------
      TOTAL LIABILITIES                                                           1,928,518
                                                                              -------------
NET ASSETS                                                                    $ 701,509,044
                                                                              =============

COMPOSITION OF NET ASSETS:

Capital                                                                       $ 701,588,487
Accumulated net realized loss from
     investment transactions                                                        (79,443)
                                                                              -------------
NET ASSETS                                                                    $ 701,509,044
                                                                              =============

Class A Shares
    Net assets                                                                $ 548,155,203
    Shares outstanding                                                          548,215,000
    Net Asset Value, Offering Price and
       Redemption Price per share                                             $        1.00
                                                                              =============

Class B Shares
    Net assets                                                                $  12,700,603
    Shares outstanding                                                           12,701,518
    Net Asset Value, Offering Price and
       Redemption Price per share                                             $        1.00
                                                                              =============

Class D Shares
    Net assets                                                                $  15,762,181
    Shares outstanding                                                           15,763,668
    Net Asset Value, Offering Price and
       Redemption Price per share                                             $        1.00
                                                                              =============

Class E Shares
    Net assets                                                                $ 124,891,057
    Shares outstanding                                                          124,908,302
    Net Asset Value, Offering Price and
       Redemption Price per share                                             $        1.00
                                                                              =============


Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                                      $   5,684,022
                                                                              -------------
    TOTAL INVESTMENT INCOME                                                       5,684,022

EXPENSES:
Investment manager                                      $     691,195
Distribution and shareholder servicing:
    Class A Shares                                            977,268
    Class B Shares                                             18,925
    Class D Shares                                             77,119
    Class E Shares                                            364,376
                                                        -------------
    Total expenses before contractual
       fee reimbursements                                                         2,128,883
    Contractual fee waivers and
       expense reimbursements                                                      (982,676)
                                                                              -------------
    NET EXPENSES                                                                  1,146,207
                                                                              -------------
NET INVESTMENT INCOME                                                             4,537,815
                                                                              -------------
NET REALIZED GAIN FROM INVESTMENT
    TRANSACTIONS                                                                     16,134
                                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                                $   4,553,949
                                                                              =============


                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO


Statements of Changes in Net Assets

                                                                              FOR THE
                                                                          SIX MONTHS ENDED              FOR THE
                                                                         FEBRUARY 28, 2003             YEAR ENDED
                                                                            (UNAUDITED)             AUGUST 31, 2002
                                                                         -------------------       -------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income                                                 $   4,537,815                $  10,579,333
    Net realized gain from investment transactions                               16,134                       74,398
                                                                          -------------                -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          4,553,949                   10,653,731
                                                                          -------------                -------------

DIVIDENDS:
    Net investment income:
      Class A Shares                                                         (4,015,859)                  (8,658,723)
      Class B Shares                                                            (67,969)                    (226,245)
      Class D Shares                                                           (155,925)                    (412,123)
      Class E Shares                                                           (298,062)                  (1,282,242)
                                                                          -------------                -------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                              (4,537,815)                 (10,579,333)
                                                                          -------------                -------------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS                 203,693,274                   (8,802,408)
                                                                          -------------                -------------
NET INCREASE (DECREASE) IN NET ASSETS                                       203,709,408                   (8,728,010)

NET ASSETS:
    Beginning of period                                                     497,799,636                  506,527,646
                                                                          -------------                -------------
    End of period                                                         $ 701,509,044                $ 497,799,636
                                                                          =============                =============


                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO


Financial Highlights, Class A Shares

                                                    FOR THE
                                                SIX MONTHS ENDED
                                               FEBRUARY 28, 2003                   FOR THE YEARS ENDED AUGUST 31,
                                                                  ----------------------------------------------------------------
                                                  (unaudited)        2002              2001             2000              1999
                                                 -----------      -----------       -----------      -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD             $      1.00      $      1.00       $      1.00      $      1.00       $      1.00
                                                 -----------      -----------       -----------      -----------       -----------
INVESTMENT ACTIVITIES
     Net investment income                              0.01             0.02              0.05             0.06              0.05
     Net realized gain (loss) from investment
       transactions                                     0.00 *           0.00 *            0.00 *          (0.00)*           (0.00)*
                                                 -----------      -----------       -----------      -----------       -----------
     Total from investment activities                   0.01             0.02              0.05             0.06              0.05
                                                 -----------      -----------       -----------      -----------       -----------
DIVIDENDS
     Net investment income                             (0.01)           (0.02)            (0.05)           (0.06)            (0.05)
                                                 -----------      -----------       -----------      -----------       -----------
     Total dividends                                   (0.01)           (0.02)            (0.05)           (0.06)            (0.05)
                                                 -----------      -----------       -----------      -----------       -----------
NET ASSET VALUE, END OF PERIOD                   $      1.00      $      1.00       $      1.00      $      1.00       $      1.00
                                                 ===========      ===========       ===========      ===========       ===========
TOTAL RETURN                                            1.66% (a)        2.24%             5.52%            5.97%             5.00%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                $   548,155      $   357,676       $   380,513      $   394,118       $   254,808
Ratio of expenses to average net assets,
   before fee waivers
   and / or expense reimbursements                     0.55% (b)         0.55%             0.55%            0.55%             0.55%
Ratio of expenses to average net assets                0.20% (b)         0.20%             0.20%            0.20%             0.20%
Ratio of net investment income to
   average net assets                                  1.44% (b)         2.22%             5.36%            5.89%             4.91%


Financial Highlights, Class B Shares

                                                     FOR THE
                                                 SIX MONTHS ENDED
                                                FEBRUARY 28, 2003           FOR THE YEARS ENDED AUGUST 31,
                                                                     -----------------------------------------------------------
                                                   (unaudited)          2002             2001            2000            1999
                                                   ----------        ----------       ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD               $     1.00        $     1.00       $     1.00      $     1.00      $     1.00
                                                   ----------        ----------       ----------      ----------      ----------
INVESTMENT ACTIVITIES
     Net investment income                               0.01              0.02             0.05            0.06            0.05
     Net realized gain (loss) from investment
        transactions                                     0.00 *            0.00 *           0.00 *         (0.00)*         (0.00)*
                                                   ----------        ----------       ----------      ----------      ----------
     Total from investment activities                    0.01              0.02             0.05            0.06            0.05
                                                   ----------        ----------       ----------      ----------      ----------
DIVIDENDS
     Net investment income                              (0.01)            (0.02)           (0.05)          (0.06)          (0.05)
                                                   ----------        ----------       ----------      ----------      ----------
     Total dividends                                    (0.01)            (0.02)           (0.05)          (0.06)          (0.05)
                                                   ----------        ----------       ----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                     $     1.00        $     1.00       $     1.00      $     1.00      $     1.00
                                                   ==========        ==========       ==========      ==========      ==========
TOTAL RETURN                                             1.41% (a)         1.98%            5.25%           5.71%           4.74%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                  $   12,701        $   15,719       $    9,169      $    4,793      $    1,569
Ratio of expenses to average net assets,
   before fee waivers and / or expense
   reimbursements                                        0.55% (b)         0.55%            0.55%           0.55%           0.55%
Ratio of expenses to average net assets                  0.45% (b)         0.45%            0.45%           0.45%           0.45%
Ratio of net investment income to
   average net assets                                    1.26% (b)         1.91%            4.91%           5.61%           4.72%

*    Less than $0.005 per share.

(a)  Not Annualized.

(b)  Annualized.


                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

Financial Highlights, Class D Shares

                                                      FOR THE
                                                  SIX MONTHS ENDED         FOR THE            FOR THE           FOR THE PERIOD
                                                  FEBRUARY 28, 2003       YEAR ENDED         YEAR ENDED       SEPTEMBER 27, 1999
                                                    (unaudited)        AUGUST 31, 2002    AUGUST 31, 2001    TO AUGUST 31, 2000 (C)
                                                    -----------        ---------------    ---------------    ----------------------
Net Asset Value, Beginning of Period                 $     1.00         $     1.00            $     1.00          $     1.00
                                                     ----------         ----------            ----------          ----------
Investment Activities
     Net investment income                                 0.01               0.02                  0.05                0.05
     Net realized gain (loss) from investment
        transactions                                     0.00 *             0.00 *                0.00 *               (0.00)*
                                                     ----------         ----------            ----------          ----------
     Total from investment activities                      0.01               0.02                  0.05                0.05
                                                     ----------         ----------            ----------          ----------
Dividends
     Net investment income                                (0.01)             (0.02)                (0.05)              (0.05)
                                                     ----------         ----------            ----------          ----------
     Total dividends                                      (0.01)             (0.02)                (0.05)              (0.05)
                                                     ----------         ----------            ----------          ----------
Net Asset Value, End of Period                       $     1.00         $     1.00            $     1.00          $     1.00
                                                     ==========         ==========            ==========          ==========
Total Return                                          1.16% (a)               1.73%                 4.99%          5.10% (a)
Ratios/Supplementary Data:
Net Assets at end of period (000)                    $   15,762         $   40,662            $   16,861          $   10,121
Ratio of expenses to average net assets                    0.70% (b)          0.70%                 0.70%          0.70% (b)
Ratio of net investment income to
   average net assets                                      1.01% (b)          1.55%                 4.81%          5.53% (b)

Financial Highlights, Class E Shares


                                                     FOR THE
                                                 SIX MONTHS ENDED                                               FOR THE PERIOD
                                                 FEBRUARY 28, 2003       FOR THE YEARS ENDED AUGUST 31,         MAY 5, 1999 TO
                                                                     --------------------------------------
                                                   (UNAUDITED)          2002          2001          2000       AUGUST 31, 1999 (C)
                                                   ----------        ----------    ----------    ----------    ------------------
Net Asset Value, Beginning of Period               $     1.00        $     1.00    $     1.00    $     1.00       $     1.00
                                                   ----------        ----------    ----------    ----------       ----------
INVESTMENT ACTIVITIES
     Net investment income                             0.00 *              0.01          0.05          0.05             0.01
     Net realized gain (loss) from investment
        transactions                                   0.00 *            0.00 *        0.00 *         (0.00)*          (0.00)*
                                                   ----------        ----------    ----------    ----------       ----------
     Total from investment activities                    0.00              0.01          0.05          0.05             0.01
                                                   ----------        ----------    ----------    ----------       ----------
DIVIDENDS
     Net investment income                              (0.00)*           (0.01)        (0.05)        (0.05)           (0.01)
                                                   ----------        ----------    ----------    ----------       ----------
     Total dividends                                    (0.00)            (0.01)        (0.05)        (0.05)           (0.01)
                                                   ----------        ----------    ----------    ----------       ----------
NET ASSET VALUE, END OF PERIOD                     $     1.00        $     1.00    $     1.00    $     1.00       $     1.00
                                                   ==========        ==========    ==========    ==========       ==========
TOTAL RETURN                                        0.85% (a)              1.42%         4.68%         5.13%       1.31% (a)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                  $  124,891        $   83,742    $   99,984    $   89,270       $   30,159
Ratio of expenses to average net assets                  1.00%(b)          1.00%         1.00%         1.00%       0.99% (b)
Ratio of net investment income to
    average net assets                                   0.65%(b)          1.45%         4.23%         5.18%       4.00% (b)



*    Less than $0.005 per share.

(a)  Not Annualized.

(b)  Annualized.

(c)  Commencement of operations.


                       See notes to financial statements.

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2003 (unaudited)

                                                                                          MATURITY     PRINCIPAL         AMORTIZED
                                                                                  RATE      DATE         AMOUNT             COST
                                                                                  ----    ---------   ------------      ------------
COMMERCIAL PAPER - 9.5%
FLORIDA - 8.1%
City of Gainesville, Series C                                                     1.05%   3/14/03     $  1,000,000      $  1,000,000
Sarasota County Public Hospital                                                   1.05     6/3/03        2,100,000         2,100,000
Sarasota County Public Hospital                                                   1.00    3/13/03        6,050,000         6,050,000
Sunshine State                                                                    1.10     5/1/03        2,500,000         2,500,000
Sunshine State, Series E                                                          1.05    3/10/03        2,000,000         2,000,000
Sunshine State, Series F                                                          1.10     5/2/03        2,310,000         2,310,000
Sunshine State, Series F                                                          1.10     6/2/03        1,100,000         1,100,000
                                                                                                                        ------------
                                                                                                                          17,060,000

UTAH - 1.4%
Intermountain Power Supply Revenue, Series F(a)                                   1.35    3/17/03        3,000,000         3,000,000
                                                                                                                        ------------

TOTAL COMMERCIAL PAPER (AMORTIZED COST $20,060,000)                                                                       20,060,000
                                                                                                                        ------------

MUNICIPAL BONDS AND NOTES -13.2%
FLORIDA - 11.2%
Brevard County School District, Tax Anticipation Note                             2.25    6/30/03        5,000,000         5,013,301
Broward County, Housing Finance Authority Revenue, Multi-Family                   1.15    3/10/03        1,100,000         1,100,000
Charlotte County School District, Tax Anticipation Note                           2.25    6/30/03        4,000,000         4,011,842
Dade County School District, Series C                                             2.75    6/26/03        6,000,000         6,023,487
Glenridge On Palmer Ranch, Series C                                               1.15     3/3/03        1,500,000         1,500,000
Orange County School District, Tax Anticipation Note                              2.75    9/16/03        3,000,000         3,016,772
Pinellas County School District, Tax Anticipation Notes                           2.50    6/30/03        3,000,000         3,009,855
                                                                                                                        ------------
                                                                                                                          23,675,257

INDIANA - 1.2%
Indiana Bond Bank, Series A-2                                                     2.00    1/27/04        2,500,000         2,520,223
                                                                                                                        ------------


PENNSYLVANIA - 0.8%
Delaware County Industrial Development Authority Pollution Control Revenue        1.05    7/17/03        1,700,000         1,700,000
                                                                                                                        ------------


TOTAL MUNICIPAL BONDS AND NOTES (AMORTIZED COST $27,895,480)                                                              27,895,480
                                                                                                                        ------------

VARIABLE MUNICIPAL BONDS* - 77.1%
ALASKA - 3.8%
Valdez Marine Terminal Revenue                                                    1.15     3/3/03        8,000,000         8,000,000
                                                                                                                        ------------

CONNECTICUT - 3.3%
Yale University Health & Educational Facilities Authority Revenue                 1.10     3/3/03        7,000,000         7,000,000
                                                                                                                        ------------

FLORIDA - 50.4%
Bradford County, Health Facilities Authority Revenue, Series B                    1.04     3/5/03        5,000,000         5,000,000
Broward County, Housing Finance Authority Revenue, Multi-Family                   1.10     3/5/03        2,600,000         2,600,000
Collier County Development Authority, Health Care Facilities Revenue              1.05     3/6/03        4,000,000         4,000,000
Collier County Development Authority, Health Care Facilities Revenue              1.08     3/7/03        2,000,000         2,000,000
Dade County, Water & Sewer Systems Revenue                                        1.05     3/5/03        5,600,000         5,600,000
Duval County Housing Finance Authority Revenue, Multi-Family                      1.10     3/6/03        4,000,000         4,000,000
Florida Finance Authority, Capital Project
Florida Gulf Coast University                                                     1.10     3/6/03        2,500,000         2,500,000
Halifax Hospital Medical Center, Health Care Facilities Revenue                   1.10     3/5/03        1,200,000         1,200,000


                       See notes to financial statements.

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2003 (unaudited)

                                                                                          MATURITY     PRINCIPAL         AMORTIZED
                                                                                  RATE      DATE         AMOUNT             COST
                                                                                  ----    ---------   ------------      ------------
Housing Finance Agency, Multi-Family                                              1.10%    3/5/2003   $  2,400,000      $  2,400,000
Housing Finance Agency, Multi-Family                                              0.01     3/5/2003      1,000,000         1,000,000
Housing Finance Agency, Multi-Family                                              1.10     3/5/2003      3,700,000         3,700,000
Housing Finance Agency, Multi-Family                                              1.22     3/5/2003      5,400,000         5,400,000
Housing Finance Agency, Multi-Family                                              1.10     3/5/2003      3,350,000         3,350,000
Housing Finance Agency, Multi-Family                                              1.05     3/5/2003      4,800,000         4,800,000
Housing Finance Corp. Revenue, Multi-Family, Series I-A                           1.10     3/6/2003      2,375,000         2,375,000
Housing Finance Corp., Revenue, Multi-Family                                      1.10     3/6/2003      3,500,000         3,500,000
Housing Finance Corp., Revenue, Multi-Family                                      1.10     3/6/2003      4,500,000         4,500,000
Jacksonville Capital Project Revenue, Series 1                                    1.05     3/5/2003      2,110,000         2,110,000
Jacksonville Electorial Authority Revenue                                         1.20     3/3/2003      1,000,000         1,000,000
Orange County, Health Facilities Authority Revenue                                1.05     3/6/2003      3,735,000         3,735,000
Orange County, Housing Finance Authority Homeowner Revenue,
  Series N-6                                                                      1.12     3/5/2003      1,890,000         1,890,000
Orange County, School Board CTFS Participation, Series B                          1.15     3/3/2003      3,100,000         3,100,000
Orange Utilities Commonwealth Water & Electric Revenue                            1.05     3/5/2003      8,000,000         8,000,000
Palm Beach County Revenue                                                         1.10     3/5/2003      4,000,000         4,000,000
Palm Beach County Revenue                                                         1.05     3/6/2003      1,500,000         1,500,000
Palm Beach County Revenue                                                         1.10     3/5/2003      2,000,000         2,000,000
Pinellas County Health Facilities Authority Revenue                               1.20     3/6/2003      4,365,000         4,365,000
Pinellas County Housing Finance Authority Revenue, Multi-Family                   1.05     3/5/2003      3,500,000         3,500,000
Port Orange Revenue                                                               1.08     3/6/2003      6,500,000         6,500,000
State Municipal Power Agency Revenue                                              1.10     3/5/2003      1,000,000         1,000,000
Tampa Health Care Facilities Revenue                                              1.05     3/5/2003      2,700,000         2,700,000
University North Florida Foundation Income Revenue                                1.10     3/6/2003      1,800,000         1,800,000
Volusia County, Health Facilities Authority Revenue                               1.08     3/6/2003      1,700,000         1,700,000
                                                                                                                        ------------
                                                                                                                         106,825,000
                                                                                                                        ------------

IOWA - 3.0%
Higher Educational Learning Authority Revenue                                     1.15     3/3/2003      2,000,000         2,000,000
Cedar Rapids Community School District                                            2.75    6/30/2003      3,000,000         3,010,062
Mississippi Bend Area Educational Agency                                          2.63    7/29/2003      1,375,000         1,379,295
                                                                                                                        ------------
                                                                                                                           6,389,357

KANSAS - 0.9%
Kansas State Development Finance Authority  Revenue                               1.15     3/3/2003      2,000,000         2,000,000
                                                                                                                        ------------

MICHIGAN - 1.4%
Detroit Water Supply System                                                       1.05     3/5/2003      2,910,000         2,910,000
                                                                                                                        ------------

MINNESOTA - 0.9%
Brooklyn Center Revenue                                                           1.20     3/3/2003      2,000,000         2,000,000

NEW YORK - 1.9%
New York, New York City Industrial Development Agency Civic Facilities  Revenue   1.15     3/3/2003      1,000,000         1,000,000
Puttable Floating Option Tax Exempt Receipts(a)                                   1.45    6/19/2003      3,000,000         3,000,000
                                                                                                                        ------------
                                                                                                                           4,000,000

OHIO - 2.6%
Cuyahoga County, Economic Development Revenue, Series A(a)                        1.15%    3/5/2003      5,455,000         5,455,000


                       See notes to financial statements.

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2003 (unaudited)

                                                                                          MATURITY     PRINCIPAL         AMORTIZED
                                                                                  RATE      DATE         AMOUNT             COST
                                                                                  ----    ---------   ------------      ------------
PUERTO RICO - 6.5%
Commonwealth Infrastructure Financing Authority                                   1.20%    3/3/03     $  2,000,000      $  2,000,000
Commonwealth Infrastructure Financing Authority                                   1.05     3/6/03        6,295,000         6,295,000
Commonwealth Infrastructure Financing Authority                                   1.01     3/6/03        1,495,000         1,495,000
Commonwealth Government Development Bank                                          0.89     3/5/03        3,000,000         3,000,000
Puerto Rico Municipal Finance Agency                                              1.00     3/6/03          870,000           870,000
                                                                                                                        ------------
                                                                                                                          13,660,000
                                                                                                                        ------------
TEXAS - 1.1%
North Central Texas Health Facilities Development Corp., Revenue                  1.20     3/3/03        2,300,000         2,300,000

UTAH - 0.6%
Salt Lake County Pollution Control Revenue                                        1.15     3/3/03        1,300,000         1,300,000

WYOMING - 0.7%
Lincoln County Pollution Control Revenue                                          1.15     3/3/03        1,600,000         1,600,000

TOTAL VARIABLE MUNICIPAL BONDS (AMORTIZED COST $163,439,357)                                                             163,439,357
                                                                                                                        ------------

TOTAL INVESTMENTS (AMORTIZED COST $211,394,837) (B) - 99.8%                                                              211,394,837
Other assets less liabilities - 0.2%                                                                                         400,240
                                                                                                                        ------------
TOTAL NET ASSETS - 100%                                                                                                 $211,795,077
                                                                                                                        ============


-----------------

* Variable rate investment. The rate shown represents the rate in effect at February 28, 2003. The maturity date shown reflects next rate change date.

(a) These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

IDR - Industrial Development Revenue


                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2003 (UNAUDITED)

ASSETS:
Investments, at value                                                    $ 211,394,837
Cash                                                                            38,875
Receivables:
    Interest                                                                   553,731
                                                                         -------------
       TOTAL ASSETS                                                        211,987,443
                                                                         -------------

LIABILITIES:
Payables:

    Dividends                                           $ 158,358.00
Accrued expenses and other liabilities:
    Investment manager                                        33,887
    Distribution and shareholder servicing                       121
                                                        ------------
      TOTAL LIABILITIES                                                        192,366
                                                                         -------------
NET ASSETS                                                               $ 211,795,077
                                                                         =============

COMPOSITION OF NET ASSETS:

Capital                                                                  $ 211,942,325
Accumulated net realized loss from
    investment transactions                                                   (147,248)
                                                                         -------------
NET ASSETS                                                               $ 211,795,077
                                                                         =============

Class A Shares

    Net Assets                                                           $ 211,452,587
    Shares outstanding                                                     211,599,595
    Net Asset Value, Offering Price and
       Redemption Price per share                                        $        1.00
                                                                         =============

Class D Shares

    Net Assets                                                           $     342,490
    Shares outstanding                                                         342,728
    Net Asset Value, Offering Price and
       Redemption Price per share                                        $        1.00
                                                                         =============


STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

INVESTMENT INCOME:

INVESTMENT INCOME:
Interest                                                            $ 1,404,038
                                                                    -----------
    TOTAL INVESTMENT INCOME                                           1,404,038


EXPENSES:

Investment manager                                  $ 210,854
Distribution and shareholder servicing:
    Class A Shares                                    368,445
    Class D Shares                                        784
                                                    ---------
    Total expenses before contractual
       fee reimbursements                                               580,083
    Contractual fee waivers and
       expense reimbursements                                          (368,445)
                                                                    -----------
    NET EXPENSES                                                        211,638
                                                                    -----------
NET INVESTMENT INCOME                                                 1,192,400
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                      $ 1,192,400
                                                                    ===========


                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                            FOR THE
                                                        SIX MONTHS ENDED         FOR THE
                                                        FEBRUARY 28, 2003       YEAR ENDED
                                                           (UNAUDITED)       AUGUST 31, 2002
                                                        -----------------    ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income                                 $   1,192,400       $   2,298,436
    Net realized gain from investment transactions                   --              16,779
                                                          -------------       -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          1,192,400           2,315,215
                                                          -------------       -------------

DIVIDENDS:
    Net investment income:

      Class A Shares                                         (1,191,323)         (2,295,642)
      Class D Shares                                             (1,077)             (2,794)
                                                          -------------       -------------
TOTAL DIVIDENDS TO SHAREHOLDERS                              (1,192,400)         (2,298,436)
                                                          -------------       -------------
INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS             36,976,530          33,170,793
                                                          -------------       -------------
NET INCREASE IN NET ASSETS                                   36,976,530          33,187,572

NET ASSETS:
    Beginning of period                                     174,818,547         141,630,975
                                                          -------------       -------------
    End of period                                         $ 211,795,077       $ 174,818,547
                                                          =============       =============


                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A SHARES


                                                                  FOR THE
                                                             SIX MONTHS ENDED            FOR THE YEARS ENDED AUGUST 31,
                                                             FEBRUARY 28, 2003   --------------------------------------------------
                                                                (UNAUDITED)         2002        2001           2000          1999
                                                             -----------------   ----------   ---------     ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD                             $    1.00       $    1.00    $    1.00     $    1.00     $    1.00
                                                                 ---------       ---------    ---------     ---------     ---------
INVESTMENT ACTIVITIES

     Net investment income                                            0.01            0.02         0.03          0.04          0.03
     Net realized gain (loss) from investment transactions            0.00            0.00*       (0.00)*       (0.00)*        0.00*
                                                                 ---------       ---------    ---------     ---------     ---------
     Total from investment activities                                 0.01            0.02         0.03          0.04          0.03
                                                                 ---------       ---------    ---------     ---------     ---------
DIVIDENDS

     Net investment income                                           (0.01)          (0.02)       (0.03)        (0.04)        (0.03)
                                                                 ---------       ---------    ---------     ---------     ---------
     Total dividends                                                 (0.01)          (0.02)       (0.03)        (0.04)        (0.03)
                                                                 ---------       ---------    ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                                   $    1.00       $    1.00    $    1.00     $    1.00     $    1.00
                                                                 =========       =========    =========     =========     =========
TOTAL RETURN                                                          1.25%(a)        1.49%        3.42%         3.67%         3.01%
RATIOS/SUPPLEMENTARY DATA:

Net Assets at end of period (000)                                $ 211,453       $ 174,104    $ 141,464     $ 207,183     $ 288,343
Ratio of expenses to average net assets, before fee waivers
   and / or expense reimbursements                                    0.55%(b)        0.55%        0.55%         0.55%         0.55%
Ratio of expenses to average net assets                               0.20%(b)        0.20%        0.20%         0.20%         0.20%
Ratio of net investment income to average net assets                  1.13%(b)        1.47%        3.39%         3.57%         2.96%


FINANCIAL HIGHLIGHTS, CLASS D SHARES

                                                     FOR THE
                                                 SIX MONTHS ENDED       FOR THE            FOR THE           FOR THE PERIOD
                                                 FEBRUARY 28, 2003     YEAR ENDED         YEAR ENDED        JUNE 19, 2000 TO
                                                    (UNAUDITED)      AUGUST 31, 2002   AUGUST 31, 2001    AUGUST 31, 2000 (C)
                                                 -----------------   ---------------   ---------------    -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  1.00             $  1.00             $  1.00             $ 1.00
                                                    -------             -------             -------             ------
INVESTMENT ACTIVITIES
     Net investment income                             0.00*               0.01                0.03               0.01
     Net realized gain (loss) from investment
      transactions                                     0.00                0.00*              (0.00)*            (0.00)*
                                                    -------             -------             -------             ------
     Total from investment activities                  0.00                0.01                0.03               0.01
                                                    -------             -------             -------             ------
DIVIDENDS
     Net investment income                            (0.00)*             (0.01)              (0.03)             (0.01)
                                                    -------             -------             -------             ------
     Total dividends                                     --               (0.01)              (0.03)             (0.01)
                                                    -------             -------             -------             ------
NET ASSET VALUE, END OF PERIOD                      $  1.00             $  1.00             $  1.00             $ 1.00
                                                    =======             =======             =======             ======
TOTAL RETURN                                           0.74%(a)            0.99%               2.91%              0.70%(a)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                   $   342             $   715             $   167             $   75
Ratio of expenses to average net assets                0.70%(b)            0.70%               0.70%              0.70%(b)
Ratio of net investment income to average net
 assets                                                0.69%(b)            0.89%               2.96%              3.45%(b)


*     Less than $0.005 per share.
(a)   Not Annualized.
(b)   Annualized.
(c)   Commencement of operations.


                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2003 (UNAUDITED)

ASSETS:
Cash                                                          $ 985
                                                              -----
      TOTAL ASSETS                                              985

LIABILITIES:
Accrued expenses and other liabilities:
    Investment manager                           $ 364
      TOTAL LIABILITIES                                         364
                                                              -----
NET ASSETS                                                    $ 621
                                                              =====

COMPOSITION OF NET ASSETS:
Capital                                                       $ 622
Undistributed net investment income                              84
Accumulated net realized loss from
     investment transactions                                    (85)
                                                              -----
NET ASSETS                                                    $ 621
                                                              =====

Class A Shares
    Net Assets                                                $ 621
    Shares outstanding                                          622
    Net Asset Value, Offering Price and
       Redemption Price per share                             $1.00
                                                              =====


                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS


                                                            FOR THE
                                                       SIX MONTHS ENDED         FOR THE
                                                       FEBRUARY 28, 2003      YEAR ENDED
                                                         (UNAUDITED)(A)    AUGUST 31, 2002 (B)
                                                       -----------------   -------------------
INVESTMENT ACTIVITIES:
OPERATIONS:

     Net investment income                                       --                 --
                                                               ----               ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             --                 --
                                                               ----               ----

DIVIDENDS:

     Net investment income                                       --                 --
                                                               ----               ----
INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                 --                 --
                                                               ----               ----
NET INCREASE IN NET ASSETS

NET ASSETS

     Beginning of period                                        621                621
                                                               ----               ----
     End of year                                               $621               $621
                                                               ====               ====


(a) The Portfolio did not operate during the six months ended February 28, 2003.

(b)   The Portfolio did not operate during the year ended August 31, 2002.

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                      FOR THE
                                                  SIX MONTHS ENDED                FOR THE PERIODS ENDED
                                                 FEBRUARY 28, 2003    ------------------------------------------------------------
                                                   (UNAUDITED)(a)     2002 (b)    2001 (c)     2000 (d)      1999 (e)     1998(e)
                                                 -----------------    ------     ----------   -----------   -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD                   $ 1.00         $ 1.00     $ 1.00       $  1.00       $  1.00      $  1.00
                                                       ------         ------     ------       -------       -------      -------
INVESTMENT ACTIVITIES

     Net investment income                                 --             --       0.01          0.01          0.00*        0.01
     Net realized gain from investment
       transactions                                        --             --         --            --            --           --
                                                       ------         ------     ------       -------       -------      -------
     Total from investment activities                      --             --       0.01          0.01          0.00*        0.01
                                                       ------         ------     ------       -------       -------      -------
DIVIDENDS

     Net investment income                                 --             --      (0.01)        (0.01)        (0.00)*      (0.01)
                                                       ------         ------     ------       -------       -------      -------
     Total dividends                                       --             --      (0.01)        (0.01)        (0.00)*      (0.01)
                                                       ------         ------     ------       -------       -------      -------
NET ASSET VALUE, END OF PERIOD                         $ 1.00         $ 1.00     $ 1.00       $  1.00       $  1.00         1.00
                                                       ======         ======     ======       =======       =======      =======
TOTAL RETURN                                               --             --       0.68%(f)      0.51%(f)      0.40%(f)     0.74%(f)
RATIOS/SUPPLEMENTARY DATA:

Net Assets at end of period (000)                      $    1         $    1     $    1       $     1       $     1      $    25
Ratio of expenses to average net assets                    --             --       0.20%(g)      0.20%(g)      0.20%(g)     0.20%(g)
Ratio of net investment income to average
  net assets                                               --             --       5.11%(g)      4.21%(g)      3.69%(g)     4.83%(g)


*     Less than $0.005 per share.
(a) The Portfolio did not operate during the six months ended February 28, 2003.
(b)   The Portfolio did not operate during the year ended August 31, 2002.
(c)   The Portfolio operated from December 6, 2000 to January 24, 2001.
(d)   The Portfolio operated from December 7, 1999 to January 19, 2000.
(e)   The Portfolio operated from December 14, 1998 to January 22, 1999.
(f)   Not Annualized.
(g)   Annualized.


                       See notes to financial statements.

THE VALIANT FUND

                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 28, 2003 (UNAUDITED)

1.    ORGANIZATION:

            The U.S. Treasury Money Market Portfolio, U.S. Treasury Income Portfolio, General Money Market Portfolio and Tax-Exempt Money Market Portfolio (referred to individually as a "Portfolio" and collectively as the "Portfolios") are separate portfolios of The Valiant Fund. The Valiant Fund (the "Trust") is a Massachusetts business trust, organized on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is authorized to offer five classes of shares: Class A, Class B, Class C (has not commenced operations), Class D and Class E.

2.    SIGNIFICANT ACCOUNTING POLICIES:

            The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

      SECURITY VALUATION:

            Investments of the Portfolios are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a straight-line basis to the maturity of the security.

      SECURITIES TRANSACTIONS AND RELATED INCOME:

            Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount.

      REPURCHASE AGREEMENTS:

            Each Portfolio may enter into repurchase agreements with an entity whose creditworthiness has been reviewed and found satisfactory by the Portfolios' Sub-Advisor, Reich & Tang Asset Management L.P. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios' custodian, either physically or in book entry form.

      EXPENSE ALLOCATION:

            Expenses directly attributable to a Portfolio are charged to that Portfolio. Trust expenses are allocated proportionately among each Portfolio within the Trust in relation to the net assets of each Portfolio or another reasonable basis. Expenses specific to a class are charged to that class.

      DIVIDENDS TO SHAREHOLDERS:

            The Portfolios' declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly.

            Additional dividends are also paid to the Portfolios' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of registered investment companies.

THE VALIANT FUND

                          FEBRUARY 28, 2003 (UNAUDITED)

            The amount of dividends from net investment income and net realized gains are determined in accordance with U.S. income tax regulations, which may differ from the U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified among the components of net assets; temporary differences do not require reclassification.

      FEDERAL TAXES:

            Each Portfolio is a separate taxable entity for federal tax purposes. Each Portfolio has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and distribute substantially all of its taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income excise tax is required.

3.    RELATED PARTY TRANSACTIONS:

      INVESTMENT ADVISER:

            Integrity Management & Research, Inc. (the "Manager"), a wholly owned subsidiary of Integrity Investments, Inc., serves as the Investment Adviser to the Trust. The Trust pays the Manager a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of each Portfolio.

            Under terms of the Management Agreement, all expenses incurred by the Portfolios are paid directly by the Manager, except for distribution and shareholder servicing fees. Trustee fees and other miscellaneous non-recurring fees are reimbursed to the Portfolios by the Manager.

      DISTRIBUTION AND SHAREHOLDER SERVICING PLAN:

            Integrity Investments, Inc. (the "Distributor"), an affiliate of the manager, acts as exclusive distributor of the Trust's shares. The Trust has adopted distribution and shareholder servicing plans for each class of shares offered (together, the "Plans") pursuant to Rule 12b-1 of the 1940 Act. For its services, the Distributor is authorized to receive a fee, computed daily and paid monthly, based on the average daily net assets of each class, at the following annual percentage rates:

Class                           Fee Rate
-----                           --------
Class A Shares                    0.35%
Class B Shares                    0.35
Class C Shares                    0.65
Class D Shares                    0.50
Class E Shares                    0.80

      EXPENSE LIMITATIONS:

            The Portfolios' Adviser and Distributor have contractually agreed to reimburse expenses and waive certain distribution fees necessary to limit total expenses to the following rates until December 31, 2003:

                            DISTRIBUTION AND
CLASS                     SERVICING FEES WAIVER      EXPENSE LIMITATION
-----                     ---------------------      ------------------
Class A Shares                    0.35%                      0.20%
Class B Shares                    0.10                       0.45
Class C Shares                    0.00                       0.85
Class D Shares                    0.00                       0.70
Class E Shares                    0.00                       1.00

THE VALIANT FUND

                          FEBRUARY 28, 2003 (UNAUDITED)

      FEE REIMBURSEMENTS:

            Expenses reimbursed and fees waived by the Adviser and Distributor are set forth on each Portfolio's Statement of Operations.

4.    CAPITAL SHARE TRANSACTIONS:

            Each class is authorized to issue an unlimited number of shares with no par value. Transactions in capital and shares of beneficial interest by class for the Portfolios for the six months ended February 28, 2003 and year ended August 31, 2002 are listed below (amounts represent shares and dollars):

                          U.S. TREASURY MONEY MARKET         GENERAL MONEY MARKET            TAX-EXEMPT MONEY MARKET
                                    PORTFOLIO                      PORTFOLIO                        PORTFOLIO
                        ------------------------------  --------------------------------   ----------------------------
                        FOR THE SIX       FOR THE         FOR THE SIX       FOR THE        FOR THE SIX       FOR THE
                        MONTHS ENDED     YEAR ENDED       MONTHS ENDED     YEAR ENDED      MONTHS ENDED     YEAR ENDED
                        FEBRUARY 28,     AUGUST 31,       FEBRUARY 28,     AUGUST 31,      FEBRUARY 28,     AUGUST 31,
                           2003             2002              2003            2002            2003             2002
                        ------------   --------------   --------------   --------------    ------------    ------------
SHARE TRANSACTIONS:
CLASS A SHARES:
Issued                     4,997,078       19,084,795    1,924,014,606    2,000,279,120     406,974,127     545,082,871
Reinvested                        49              145           23,055           86,127               6              15
Redeemed                  (4,780,228)     (22,201,812)  (1,733,562,270)  (2,023,332,491)   (369,625,273)   (512,459,792)
                        ------------   --------------   --------------   --------------    ------------    ------------
Net increase
(decrease) in
Class A Shares               216,899       (3,116,690)     190,475,391      (22,967,244)     37,348,860      32,623,094
                        ------------   --------------   --------------   --------------    ------------    ------------

CLASS B SHARES:
Issued                   144,612,609      854,485,702       18,317,287       17,427,614              --              --
Redeemed                (135,072,550)    (825,407,966)     (21,337,876)     (13,052,808)             --              --
                        ------------   --------------   --------------   --------------    ------------    ------------
Net increase
(decrease) in
Class B Shares             9,540,059       29,077,736       (3,020,589)       6,553,511              --              --
                        ------------   --------------   --------------   --------------    ------------    ------------

CLASS D SHARES:
Issued                   611,907,012    1,334,987,930      103,253,065      297,761,212       1,396,883       8,419,769
Reinvested                                      3,024           90,716         113,209
Redeemed                (612,707,914)  (1,348,864,879)    (128,249,455)    (274,064,440)     (1,769,213)     (7,872,070)
                        ------------   --------------   --------------   --------------    ------------    ------------
Net increase
(decrease) in
Class D Shares              (800,902)     (13,873,925)     (24,905,674)      23,809,981        (372,330)       (547,699)
                        ------------   --------------   --------------   --------------    ------------    ------------

CLASS E SHARES:
Issued                   672,351,051      624,567,338       91,400,536      109,437,782              --              --
Reinvested                         4               15                4               18              --              --
Redeemed                (713,632,225)    (740,133,086)     (50,256,394)    (125,636,456)             --              --
                        ------------   --------------   --------------   --------------    ------------    ------------
Net increase
(decrease) in
Class E Shares           (41,281,170)    (115,565,733)      41,144,146      (16,198,656)             --              --
                        ------------   --------------   --------------   --------------    ------------    ------------
NET INCREASE
(DECREASE) IN
SHARE
TRANSACTIONS             (32,325,114)    (103,478,612)     203,693,274       (8,802,408)     36,976,530      33,170,793
                        ============   ==============   ==============   ==============    ============    ============

THE VALIANT FUND

                          FEBRUARY 28, 2003 (UNAUDITED)

5.    CONCENTRATION OF CREDIT RISK:

            As of February 28, 2003, approximately 69.7% of the Tax-Exempt Money Market Portfolio was invested in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 50% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions.

6.    REALIZED LOSS CARRYFORWARD:

            For federal income tax purposes, the following Portfolios have realized loss carryforwards as of August 31, 2002, which are available to offset future realized gains, if any:

             NAME                            AMOUNT       EXPIRES
             ----                            ------       -------
U.S. Treasury Money Market                 $  231,335       2008
                                               21,859       2009
                                           ----------
                                           $  253,194
                                           ==========
General Money Market                       $   43,778       2005
                                               51,799       2008
                                           ----------
                                           $   95,577
                                           ==========

Tax-Exempt Money Market                    $   33,572       2003
                                               54,799       2004
                                                1,943       2005
                                               12,059       2006
                                                2,545       2008
                                               42,330       2009
                                           ----------
                                           $  147,248
                                           ==========



7.    FEDERAL INCOME TAX INFORMATION

            During the fiscal year ended August 31, 2002, the Tax-Exempt Money Market Portfolio paid tax-exempt income distributions in the amount of $2,420,636.

      The tax character of the distributions and tax cost of investments were substantially the same for financial statement and tax purposes. Undistributed net investment income differs from financial statement and tax purposes primarily due to the timing of dividend payments.